Schedule of Investments (unaudited) November 30, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.4%
Globant SA(a)(b)	16,632	$1,779,624

Brazil — 9.1%
Banco BTG Pactual SA	168,300	2,796,177
BB Seguridade Participacoes SA	514,800	4,194,324
Cia. de Saneamento Basico do Estado de Sao Paulo	247,500	3,359,861
Hypera SA	277,200	2,183,090
IRB Brasil Resseguros S/A	514,800	4,520,617
JBS SA	792,000	5,334,569
Lojas Renner SA	277,200	3,395,918
Notre Dame Intermedica Participacoes SA	247,500	3,318,302
Petrobras Distribuidora SA	514,800	3,462,600
Porto Seguro SA	74,300	1,054,324
Sul America SA	207,978	2,616,264
TIM Participacoes SA	633,600	2,028,935

		38,264,981

Chile — 0.2%
Cia. Cervecerias Unidas SA	105,435	968,217

China — 38.4%
51job Inc., ADR(a)	18,612	1,463,275
Agile Group Holdings Ltd.(b)	990,000	1,386,145
Alibaba Group Holding Ltd., ADR(a)	76,923	15,384,600
Angang Steel Co. Ltd., Class A	171,060	76,649
Anhui Conch Cement Co. Ltd., Class A	59,439	387,244
Anhui Conch Cement Co. Ltd., Class H	891,000	5,696,982
ANTA Sports Products Ltd.	99,000	930,842
BAIC Motor Corp. Ltd., Class H(c)	1,237,500	694,021
Bank of Chengdu Co. Ltd., Class A	158,400	192,425
Beijing Capital International Airport Co. Ltd., Class H	1,188,000	1,123,081
Beijing Enterprises Holdings Ltd.	396,000	1,750,388
Beijing Shunxin Agriculture Co. Ltd., Class A	29,700	211,450
Beijing Tiantan Biological Products Corp. Ltd., Class A	39,600	148,825
BOC Aviation Ltd.(c)	148,500	1,402,903
Bosideng International Holdings Ltd.	2,376,000	1,135,223
BYD Electronic International Co. Ltd.	495,000	885,312
Centre Testing International Group Co. Ltd., Class A	69,300	133,869
Changjiang Securities Co. Ltd., Class A	237,600	210,901
Chengdu Xingrong Environment Co. Ltd., Class A	158,399	101,619
China Agri-Industries Holdings Ltd.	1,782,000	935,648
China Aoyuan Group Ltd.	891,000	1,274,849
China Cinda Asset Management Co. Ltd., Class H	6,534,000	1,360,598
China CITIC Bank Corp. Ltd., Class H	6,534,000	3,572,613
China Communications Services Corp. Ltd., Class H	1,782,000	1,199,724
China Conch Venture Holdings Ltd.	1,188,000	4,621,328
China Education Group Holdings Ltd.	198,000	268,123
China Everbright Ltd.	684,000	1,101,006
China Lesso Group Holdings Ltd.	792,000	829,664
China Longyuan Power Group Corp. Ltd., Class H	2,277,000	1,233,366
China Medical System Holdings Ltd.	990,000	1,408,911
China Minsheng Banking Corp. Ltd., Class H	5,148,000	3,584,248
China Mobile Ltd.	1,336,500	10,073,584
China Power International Development Ltd.	3,267,000	676,125
China Reinsurance Group Corp., Class H	4,293,000	680,058
China Resources Cement Holdings Ltd.	1,782,000	2,133,096
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	39,597	69,732
China Resources Power Holdings Co. Ltd.	1,386,000	1,802,495

Security	Shares	Value

China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	39,600	$165,555
China Telecom Corp. Ltd., Class H	10,098,000	3,818,477
China Zhongwang Holdings Ltd.	1,267,200	506,702
Chinese Universe Publishing and Media Group Co. Ltd., Class A	59,400	100,888
Chongqing Brewery Co. Ltd., Class A	19,797	137,087
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,782,000	885,565
COSCO SHIPPING Ports Ltd.	1,188,000	966,761
Country Garden Services Holdings Co. Ltd.	891,000	2,879,793
CSPC Pharmaceutical Group Ltd.	2,772,000	6,310,503
Daqin Railway Co. Ltd., Class A	663,328	748,254
Dongfeng Motor Group Co. Ltd., Class H	1,980,000	1,902,156
Fujian Sunner Development Co. Ltd., Class A	49,500	167,301
Guangzhou Baiyun International Airport Co. Ltd., Class A	89,099	211,659
Guangzhou R&F Properties Co. Ltd., Class H	712,800	1,198,358
Henan Shuanghui Investment & Development Co. Ltd., Class A	69,370	305,803
Hithink RoyalFlush Information Network Co. Ltd., Class A	19,800	256,979
Hua Hong Semiconductor Ltd.(b)(c)	297,000	526,634
Huaneng Renewables Corp. Ltd., Class H	3,564,000	1,361,357
Huaxin Cement Co. Ltd., Class A	59,400	186,228
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	39,600	126,856
Hunan Valin Steel Co. Ltd., Class A(a)	198,000	127,025
Hundsun Technologies Inc., Class A	19,800	205,071
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	277,200	102,127
Inner Mongolia Yitai Coal Co. Ltd., Class B	821,700	592,446
Jafron Biomedical Co. Ltd., Class A	19,800	197,382
Jiangsu Expressway Co. Ltd., Class H	990,000	1,320,379
Jiangsu King’s Luck Brewery JSC Ltd., Class A	49,500	212,507
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	39,600	87,031
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	79,200	110,633
Kingboard Holdings Ltd.	474,000	1,304,934
Kingboard Laminates Holdings Ltd.	792,000	893,406
Kingdee International Software Group Co. Ltd.	198,000	196,286
Lee & Man Paper Manufacturing Ltd.	990,000	670,308
Legend Holdings Corp., Class H(a)(c)	277,200	570,141
Li Ning Co. Ltd.	1,435,500	4,602,989
Luye Pharma Group Ltd.(b)(c)	891,000	654,498
Maanshan Iron & Steel Co. Ltd., Class A	336,600	131,672
Maanshan Iron & Steel Co. Ltd., Class H(b)	594,000	225,375
Nanjing Iron & Steel Co. Ltd., Class A	237,600	111,534
New Hope Liuhe Co. Ltd., Class A	99,000	289,679
Nexteer Automotive Group Ltd.	594,000	497,798
Noah Holdings Ltd.(a)(b)	23,067	672,172
PICC Property & Casualty Co. Ltd., Class H	5,031,000	5,822,984
Qudian Inc., ADR(a)	108,603	538,671
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	49,500	145,051
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	69,300	164,626
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,584,000	1,912,274
Shanghai Baosight Software Co. Ltd., Class A	39,600	194,565
Shanghai Industrial Holdings Ltd.	357,000	643,058
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	39,600	85,510
Shanxi Taigang Stainless Steel Co. Ltd., Class A	277,200	154,965
Shenzhen Airport Co. Ltd., Class A	89,100	119,646
Shenzhen Expressway Co. Ltd., Class H	594,000	792,228
Shenzhen International Holdings Ltd.	693,000	1,464,306

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenzhen Investment Ltd.	2,178,000	$856,982
Shimao Property Holdings Ltd.	841,500	3,047,686
Shui On Land Ltd.	2,772,000	580,765
Sino Biopharmaceutical Ltd.	5,049,000	6,514,631
Sinolink Securities Co. Ltd., Class A	128,700	150,487
Sinopec Engineering Group Co. Ltd., Class H	1,039,500	609,537
Sinotruk Hong Kong Ltd.	495,000	835,987
SSY Group Ltd.	1,188,000	934,889
Sun Art Retail Group Ltd.	1,732,500	1,960,966
TangShan Port Group Co. Ltd., Class A	257,400	92,635
Tencent Holdings Ltd.	207,900	8,812,394
Topchoice Medical Corp., Class A(a)	9,900	145,839
Towngas China Co. Ltd.	732,000	517,129
Uni-President China Holdings Ltd.	990,000	1,005,461
Weichai Power Co. Ltd., Class H	1,386,000	2,369,095
Weifu High-Technology Group Co. Ltd., Class A	39,600	104,775
Wuhan Guide Infrared Co. Ltd., Class A	39,596	111,072
WUS Printed Circuit Kunshan Co. Ltd., Class A	79,200	253,374
Yuexiu Property Co. Ltd.	4,950,000	1,056,051
Yum China Holdings Inc.	225,621	10,044,647
Yuzhou Properties Co. Ltd.	1,287,000	591,894
Zhejiang Expressway Co. Ltd., Class H	990,000	866,341
Zhejiang Semir Garment Co. Ltd., Class A	79,200	105,676
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,800	129,335
Zhongsheng Group Holdings Ltd.(b)	396,000	1,403,852
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	434,400	307,442

		162,126,057

Czech Republic — 0.3%
Moneta Money Bank AS(c)	362,835	1,205,619

India — 6.0%
Bharti Infratel Ltd.	241,857	931,522
Colgate-Palmolive India Ltd.	47,421	974,498
Divi’s Laboratories Ltd.	57,717	1,437,102
Dr. Reddy’s Laboratories Ltd.	83,358	3,385,854
HDFC Asset Management Co. Ltd.(c)	30,864	1,521,721
Hindustan Petroleum Corp. Ltd.	446,886	1,760,446
Infosys Ltd.	940,896	9,133,200
Petronet LNG Ltd.	435,006	1,646,337
REC Ltd.	516,087	992,067
Tech Mahindra Ltd.	337,689	3,584,364

		25,367,111

Indonesia — 1.2%
Adaro Energy Tbk PT	10,870,200	947,915
Bukit Asam Tbk PT	2,227,500	382,173
Indofood Sukses Makmur Tbk PT	3,138,300	1,768,840
Kalbe Farma Tbk PT	14,988,600	1,620,533
Pabrik Kertas Tjiwi Kimia Tbk PT	30,200	19,698
Pakuwon Jati Tbk PT	12,711,600	509,185

		5,248,344

Malaysia — 0.8%
AirAsia Group Bhd	1,089,000	440,658
AMMB Holdings Bhd	1,168,200	1,116,035
Nestle Malaysia Bhd	49,500	1,698,396

		3,255,089

Mexico — 0.2%
Megacable Holdings SAB de CV, CPO	227,700	808,282

Security	Shares	Value

Philippines — 0.8%
Altus San Nicolas Corp.(a)	30,439	$3,111
Megaworld Corp.	8,346,600	727,648
PLDT Inc.	62,370	1,319,448
Robinsons Land Corp.	1,415,700	729,929
Security Bank Corp.	157,410	635,030

		3,415,166

Poland — 0.3%
PGE Polska Grupa Energetyczna SA(a)	626,868	1,397,973

Qatar — 1.9%
Barwa Real Estate Co.	1,516,779	1,411,824
Commercial Bank PSQC (The)	1,496,161	1,788,777
Mesaieed Petrochemical Holding Co.	892,386	633,330
Ooredoo QPSC	611,028	1,157,509
Qatar Fuel QSC	300,730	1,842,058
Qatar International Islamic Bank QSC	433,192	1,083,128

		7,916,626

Russia — 0.7%
Inter RAO UES PJSC	26,532,000	1,840,975
Magnitogorsk Iron & Steel Works PJSC	1,623,600	984,846

		2,825,821

Saudi Arabia — 2.6%
Advanced Petrochemical Co.	40,186	502,593
Arab National Bank	438,372	2,980,930
Bank Al-Jazira	152,064	552,296
Bupa Arabia for Cooperative Insurance Co.	19,602	527,947
Dar Al Arkan Real Estate Development Co.(a)	196,911	609,111
Jarir Marketing Co.	22,473	948,061
Riyad Bank	456,093	2,675,746
Samba Financial Group	31,880	247,814
Saudi Airlines Catering Co.	25,657	607,558
Saudi Cement Co.	54,648	990,950
Saudi Industrial Investment Group	85,338	460,143

		11,103,149

South Africa — 6.7%
Anglo American Platinum Ltd.	39,303	3,252,174
AngloGold Ashanti Ltd.	302,742	5,662,492
Exxaro Resources Ltd.	55,440	504,457
Impala Platinum Holdings Ltd.(a)	583,011	4,480,109
Investec Ltd.	213,840	1,228,927
Kumba Iron Ore Ltd.	47,124	1,208,829
Liberty Holdings Ltd.	98,109	746,413
Momentum Metropolitan Holdings	654,489	908,951
Mr. Price Group Ltd.	187,209	2,235,827
Old Mutual Ltd.	3,518,856	4,452,303
Reinet Investments SCA	106,623	2,075,412
RMB Holdings Ltd.	187,407	1,031,487
Telkom SA SOC Ltd.	213,543	683,343

		28,470,724

South Korea — 10.2%
BNK Financial Group Inc.	202,059	1,190,645
Daelim Industrial Co. Ltd.	20,394	1,552,234
DB Insurance Co. Ltd.	36,234	1,708,702
Hana Financial Group Inc.	96,129	2,909,547
Hankook Tire & Technology Co. Ltd.	54,054	1,521,649
Hyundai Department Store Co. Ltd.	9,603	676,434
Hyundai Marine & Fire Insurance Co. Ltd.	46,728	1,107,720
Kia Motors Corp.	192,456	7,047,134
LG Uplus Corp.	79,497	901,884

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Orange Life Insurance Ltd.(c)	25,146	$607,813
Samsung Electronics Co. Ltd.	160,182	6,821,449
SK Hynix Inc.	159,093	10,896,689
SK Telecom Co. Ltd.	14,751	3,072,214
Woongjin Coway Co. Ltd.	37,521	2,846,278

		42,860,392

Taiwan — 13.9%
Accton Technology Corp.	396,000	2,063,683
Asia Cement Corp.	1,584,000	2,359,607
Chicony Electronics Co. Ltd.	396,169	1,149,144
Compal Electronics Inc.	2,970,000	1,830,059
Feng TAY Enterprise Co. Ltd.	240,968	1,508,493
Formosa Taffeta Co. Ltd.	590,000	657,479
Foxconn Technology Co. Ltd.	693,000	1,512,719
Inventec Corp.	1,782,000	1,334,580
Lite-On Technology Corp.	1,542,718	2,447,274
Micro-Star International Co. Ltd.	495,000	1,361,187
Nanya Technology Corp.	891,000	2,079,258
Novatek Microelectronics Corp.	421,000	3,083,971
Phison Electronics Corp.	99,000	923,141
Pou Chen Corp.	1,584,000	2,063,683
Powertech Technology Inc.	540,000	1,665,460
Realtek Semiconductor Corp.	396,000	2,991,691
Ruentex Development Co. Ltd.	396,000	591,849
Ruentex Industries Ltd.	253,400	628,714
Standard Foods Corp.	297,000	645,388
Synnex Technology International Corp.	990,000	1,195,703
Taiwan Business Bank	2,927,104	1,199,220
Taiwan Semiconductor Manufacturing Co. Ltd.	936,000	9,356,779
United Microelectronics Corp.	8,118,000	3,977,781
Walsin Technology Corp.	198,000	1,103,227
Win Semiconductors Corp.	252,000	2,498,484
Winbond Electronics Corp.	2,079,000	1,189,051
Wistron Corp.	2,079,063	1,887,548
WPG Holdings Ltd.	1,089,160	1,354,734
Yageo Corp.	198,358	2,145,430
Zhen Ding Technology Holding Ltd.	396,000	1,745,694

		58,551,031

Thailand — 0.6%
Krung Thai Bank PCL, NVDR	2,405,700	1,305,650
Robinson PCL, NVDR	386,100	840,112
TMB Bank PCL, NVDR	8,300,889	439,527

		2,585,289

Security	Shares	Value

United Arab Emirates — 1.5%
Aldar Properties PJSC	2,812,590	$1,661,604
Dubai Islamic Bank PJSC	1,160,676	1,674,743
Emaar Properties PJSC	2,564,001	2,882,900

		6,219,247

Total Common Stocks — 95.8% (Cost: $392,666,356)		404,368,742

Preferred Stocks

Brazil — 3.2%
Itausa-Investimentos Itau SA, Preference Shares, NVS	2,920,538	9,165,750
Telefonica Brasil SA, Preference Shares, NVS	326,700	4,346,161

		13,511,911

Russia — 0.7%
Surgutneftegas PJSC, Preference Shares, NVS	5,068,800	2,846,320

Total Preferred Stocks — 3.9% (Cost: $14,935,052)		16,358,231

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	6,113,813	6,116,258

Total Short-Term Investments — 1.5% (Cost: $6,116,497)		6,116,258

Total Investments in Securities — 101.2% (Cost: $413,717,905)		426,843,231

Other Assets, Less Liabilities — (1.2)%		(4,926,969)

Net Assets — 100.0%		$421,916,262

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,212,175	2,901,638	6,113,813	$6,116,258	$13,319	(a)	$(405)	$(398)
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	(300,000)	—	—	3,406		—	—

				$6,116,258	$16,725		$(405)	$(398)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Multifactor Emerging Markets ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	13	12/20/19	$675	$(8,279)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$404,365,631	$3,111	$—	$404,368,742
Preferred Stocks	16,358,231	—	—	16,358,231
Money Market Funds	6,116,258	—	—	6,116,258

	$426,840,120	$3,111	$—	$426,843,231

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,279)	$—	$—	$(8,279)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

4